Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Guarantees	€ 17,660	€ 17,563
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees	7,772	7,082
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees	196	202
Joint ventures and associates
Guarantees, commitments and risks
Guarantees	9,294	9,802
Others
Guarantees, commitments and risks
Guarantees	€ 398	€ 477